Discontinued operation, Disposal of SUSE Business - Net Assets and Profit (Details) - USD ($) $ in Millions			12 Months Ended			18 Months Ended
	Mar. 15, 2019	Aug. 21, 2018	Oct. 31, 2020	Oct. 31, 2019		Oct. 31, 2018 [2]
Profit on disposal of business [Abstract]
Profit on disposal			$ (5.1)	$ (1,487.2)	[1]	$ (76.9)
SUSE [Member]
Net Assets disposed and Profit disposal on business [Abstract]
Consideration received	$ 2,540.3	$ 2,500.0
Net assets disposed [Abstract]
Non-current assets classified as held for sale	989.8
Current assets classified as held for sale	127.3
Current liabilities classified as held for sale	(288.5)
Non-current liabilities classified as held for sale	(177.3)
Net assets disposed	651.3
Profit on disposal of business [Abstract]
Disposal proceeds	2,540.3
Costs to sell recognized in the year	(45.3)
Disposal proceeds, less costs to sell recognized in the year	2,495.0
Net assets disposed	(651.3)
Profit on disposal	1,843.7
Cumulative exchange gain in respect of the net assets of the subsidiaries, reclassified from equity on disposal	(75.8)
Profit on disposal	$ 1,767.9		$ (5.1)	$ (1,487.2)

[1]	In accordance with the requirements of IFRS 16 "Leases" the results for the 12 months ended October 31, 2019 have not been restated.
[2]	In accordance with the requirements of IFRS 16 "Leases" the results for the 18 months ended October 31, 2018 have not been restated.